SCHEDULE OF LEASE FUTURE MINIMUM PAYMENTS (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Leases
Year ending September 30, 2024	$ 94,916	$ 189,712
Year ending September 30, 2025	158,192	158,094
Total undiscounted lease obligations	253,108	347,806
Less: imputed interest	(12,351)	(22,697)
Lease liabilities recognized in the unaudited condensed consolidated balance sheet	$ 240,757	$ 325,109